Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	5 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2021	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost	$ 0			$ 39,394,125
Acquisitions and improvements	39,394,125			40,430,000
Ending Balance, Vessel cost	39,394,125			79,824,125
Beginning Balance, Accumulated Depreciation	0			(557,974)
Depreciation for the period	(557,974)	$ (479,171)	$ (441,749)	(4,104,720)
Ending Balance, Accumulated Depreciation	(557,974)			(4,662,694)
Beginning Balance, Net Book Value	0			38,836,151
Acquisitions and improvements				40,430,000
Depreciation for the period	(557,974)			(4,104,720)
Additions,Net Book Value	39,394,125
Ending Balance, Net Book Value	$ 38,836,151			$ 75,161,431